Supplement to Prospectus Dated May 1, 1998
                       Supplement dated December 31, 1998

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life Assurance Corporation ("American Skandia"). If you do not have a current prospectus, please contact American Skandia at 1-800-SKANDIA.

                   A. CHANGES TO VARIABLE INVESTMENT OPTIONS

1. Effective December 31, 1998 OppenheimerFunds, Inc. will be the new portfolio sub-advisor for the Robertson Stephens Value + Growth portfolio. In connection with this change the portfolio's name is changed to "AST Oppenheimer Large-Cap Growth."

2. Effective January 1, 1999 Janus Capital Corporation will be the new portfolio sub-advisor for the Founders Capital Appreciation portfolio. In connection with this change the portfolio's name is changed to "AST Janus Small-Cap Growth."

3. Effective January 4, 1999, the AST Kemper Small-Cap Growth portfolio of American Skandia Trust ("AST") will be available as a variable investment option under your Annuity.

The following information is added to the table entitled "Underlying Mutual Fund Portfolio Annual Expenses (as a percentage of average net assets)":

                                            Management     Management         Other          Other      Total Annual    Total Annual
                                                Fee            Fee          Expenses       Expenses       Expenses        Expenses
                                             after any     without any      after any     without any     after any      without any
                                            applicable     applicable      applicable     applicable     applicable      applicable
                                          reimbursement  reimbursement   reimbursement  reimbursement  reimbursement   reimbursement

------------------------------------------------------------------------------------------------------------------------------------
American Skandia Trust
  AST Kemper Small-Cap Growth1                  N/A          0.95%            0.40%          0.60%           1.35%          1.55%
  AST Oppenheimer Large-Cap Growth2             N/A          0.90%              N/A          0.23%             N/A          1.13%
  AST Janus Small-Cap Growth3                   N/A          0.90%              N/A          0.23%             N/A          1.13%

(1) This Portfolio had not commenced operations as of the date of this Prospectus. "Other expenses" shown are based on estimated amounts for the fiscal year ending December 31, 1999.
(2) Prior to December 31, 1998, the Investment Manager had engaged Robertson, Stephens & Company Investment Management, L.P. as Sub-advisor for the Portfolio, and the total Investment Management fee was at the annual rate of 1.00% of the average daily net assets of the Portfolio. As of December 31, 1998, the Investment Manager engaged OppenheimerFunds, Inc. as Sub-advisor for the
Portfolio, and the Investment Management fee is payable at the annual rate of 0.90% of the first $1 billion of the average daily net assets of the Portfolio, plus .85% of the Portfolio's average daily net assets in excess of $1 billion. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.
(3) Prior to January 1, 1999, the Investment Manager had engaged Founders Asset Management, LLC as Sub-advisor for the Portfolio (formerly the Founders Capital Appreciation portfolios).

The following information is added to the table entitled "Expense Examples":

           Examples (amounts shown are rounded to the nearest dollar)

ASAP2 (12/98)                                                          VASUPP199

If you surrender your Annuity at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                After:
Sub-accounts                          1 yr.  3 yrs.5 yrs.  10 yrs.
AST Kemper Small-Cap Growth            104     148   190    317
AST Oppenheimer Large-Cap Growth       102     142   179    294
AST Janus Small-Cap Growth             102     142   179    294

If you do not surrender your Annuity at the end of the applicable time period or begin taking annuity payments at such time, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:
                                                After:
Sub-accounts                          1 yr.  3 yrs.5 yrs.  10 yrs.
------------
AST Kemper Small-Cap Growth             29      88   150    317
AST Oppenheimer Large-Cap Growth        27      82   139    294
AST Janus Small-Cap Growth              27      82   139    294

The following is added to the section entitled "INVESTMENT OPTIONS - Underlying Mutual Fund: American Skandia Trust":

Sub-account                                     Underlying Mutual Fund Portfolio
AST Kemper Small-Cap Growth                          AST Kemper Small-Cap Growth
AST Oppenheimer Large-Cap Growth                AST Oppenheimer Large-Cap Growth
AST Janus Small-Cap Growth                            AST Janus Small-Cap Growth

4. Effective December 31, 1998, the name of the Twentieth Century Strategic Balanced portfolio of AST and the Twentieth Century International Growth portfolio of AST are changed to AST American Century Strategic Balanced portfolio and AST American Century International Growth portfolio, respectively. The names of the respective sub-accounts are changed accordingly. The new portfolio and sub-account names will appear on all statements and reports for periods beginning on or after January 4, 1999.

     Effective  December  31, 1998,  each  portfolio of AST will have the prefix
     "AST" added to the portfolio name. The AST prefix will appear on the effected portfolio(s) on all statements and reports for periods beginning on or after January 4, 1999. The names of the respective sub-accounts are changed accordingly.

     Effective December 31, 1998, the name of the Neuberger&Berman Mid-Cap Value portfolio of AST and the Neuberger&Berman Mid-Cap Growth portfolio of AST are changed to AST Neuberger Berman Mid-Cap Value portfolio and AST Neuberger Berman Mid-Cap Growth portfolio, respectively. The names of the respective sub-accounts are changed accordingly. The new portfolio and sub-account names will appear on all statements and reports for periods beginning on or after January 4, 1999.

                       B. SHORT DESCRIPTIONS - APPENDIX B

The following short descriptions of the AST Kemper Small-Cap Growth Portfolio, AST Oppenheimer Large-Cap Growth Portfolio and the AST Janus Small-Cap Growth Portfolio are to be added:

AST Janus Small-Cap Growth Portfolio:
The investment objective of the Portfolio is capital appreciation. The Portfolio pursues its objective by normally investing at least 65% of its total assets in securities issued by small-sized companies. Small-sized companies are those that have market capitalizations of less than $1.5 billion or annual gross revenues of less than $500 million. Companies whose capitalization or revenues fall outside these ranges after the Portfolio's initial purchase continue to be considered small-sized for the purposes of this policy. The Portfolio may also invest in stocks of larger companies with potential for capital appreciation.

The Portfolio will invest substantially all of its assets in common stocks to the extent the Sub-advisor believes that the relevant market environment favors profitable investing in those securities. The Sub-advisor generally takes a "bottom up" approach to building the Portfolio. In other words, it seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration.

Because the Portfolio invests primarily in common stocks, the fundamental risk of investing in the Portfolio is that the value of the stocks it holds might decrease. Smaller or newer issuers, such as those in which the Portfolio invests, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. The Portfolio is designed for long-term investors who seek capital appreciation and who can tolerate the greater risks associated with investments in foreign and domestic common stocks. The Portfolio is not designed as a short-term trading vehicle and should not be relied upon for short-term financial needs. The Sub-advisor tries to reduce the risk of the Portfolio through diversification of the Portfolio's assets, so that the effect of any single holding on its overall portfolio value is reduced. In addition, the Portfolio will not invest 25% or more of its total assets in any particular industry (excluding U.S. government securities).

AST Oppenheimer Large-Cap Growth Portfolio:
The investment objective of the Portfolio is to seek capital appreciation. The Portfolio does not invest to seek current income. The Fund seeks its investment objective by emphasizing investment in common stocks issued by established large-capitalization "growth companies" that, in the opinion of the Sub-advisor, have above average earnings prospects but are selling at below-normal valuations. The Portfolio normally will invest at least 65% of its total assets in securities of issuers with market capitalizations of more than $3 billion, and will maintain a median market capitalization of more than $5 billion.

"Growth companies" may be developing new products or services, or expanding into new markets for their products. While they may have what the Sub-advisor believes to be favorable prospects for the long-term, they normally retain a large part of their earnings for research, development and investment in capital assets. Therefore, they tend not to emphasize the payment of dividends.

The Portfolio is designed for investors who are investing for the long term. It is not intended for investors seeking assured income or preservation of capital. The Portfolio attempts to limit market risks by diversifying its investments, that is, by not holding a substantial amount of the stock of any one company and by not investing too great a percentage of the Portfolio's assets in any one company.

AST Kemper Small-Cap Growth Portfolio:
The investment objective of the Portfolio is to seek maximum appreciation of investors' capital from a portfolio primarily of growth stocks of smaller companies. The Portfolio's investment portfolio will normally consist primarily of common stocks and securities convertible into or exchangeable for common stocks, including warrants and rights. Current income will not be a significant factor. The Portfolio is designed as a long-term investment involving substantial financial risk commensurate with potential substantial gains. Because many of the securities in the Portfolio may be considered speculative in nature by traditional investment standards, substantially greater than average market volatility and investment risk may be involved.

The Portfolio seeks attractive areas for investment opportunity arising from such factors as technological advances, new marketing methods, and changes in the economy and population. Currently, the Sub-advisor believes that such investment opportunities may be found among the following: (a) companies engaged in high technology fields such as electronics, medical technology and computer software and specialty retailing; (b) companies having a significantly improved earnings outlook as the result of a changed economic environment, acquisitions, mergers, new management, changed corporate strategy or product innovation; (c) companies supplying new or rapidly growing services to consumers and businesses in such fields as automation, data processing, communications, and marketing and finance; and (d) companies having innovative concepts or ideas.

In addition to investing in common stocks, the Portfolio may also invest to a limited degree in preferred stocks and debt securities when they are believed by the Sub-advisor to offer opportunities for capital growth.

At least 65% of the  Portfolio's  total assets  normally will be invested in the equity securities of smaller companies, i.e., those having a market capitalization of $1.5 billion or less at the time of investment, many of which would be in the early stages of their life cycle. Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation and to involve greater risk of depreciation than securities of larger companies. Because the securities of small-cap companies are not as broadly traded as those of companies with larger market capitalizations, they are often subject to wider and more abrupt fluctuations in market price.

The Portfolio intends to invest primarily in growth stocks. Growth stocks are stocks of companies whose earnings per share are expected by the Sub-advisor to grow faster than the market average. Growth stocks tend to trade at higher price to earnings (P/E) ratios than the general market, but the Sub-advisor believes that the potential of the stocks in which the Portfolio invests for above average earnings more than justifies their price.

The Portfolio invests primarily in securities that are publicly traded in the United States, but may invest up to 25% of its total assets in foreign securities that are traded principally in securities markets outside the U.S.

                            C. NOTICE OF SUBSTITUTION

American Skandia has filed an application with the Securities and Exchange Commission ("SEC") to substitute the following "Replaced Portfolio/Sub-Account" with the "Substitute Portfolio/Sub-Account".

----------------------------------------------------------------- ------ -----------------------------------------------------------
                 REPLACED PORTFOLIO/SUB-ACCOUNT                                       SUBSTITUTE PORTFOLIO/SUB-ACCOUNT
----------------------------------------------------------------- ------ -----------------------------------------------------------
----------------------------------------------------------------- ------ -----------------------------------------------------------
Partners Portfolio of Neuberger&Berman Advisers Management               AST Neuberger Berman Mid-Cap Value Portfolio of American
Trust/AMT Partners Sub-account                                           Skandia Trust/AST NB Mid-Cap Value Sub-account
----------------------------------------------------------------- ------ -----------------------------------------------------------
----------------------------------------------------------------- ------ -----------------------------------------------------------
Alger Small Capitalization Portfolio of The Alger American               AST Kemper Small Cap Growth portfolio of American Skandia
Fund/AA Small Capitalization Sub-account                                 Trust/AST Kemper Small Cap Growth Sub-account
----------------------------------------------------------------- ------ -----------------------------------------------------------
----------------------------------------------------------------- ------ -----------------------------------------------------------
Stein Roe Venture Portfolio of American Skandia Trust/Stein Roe          AST T. Rowe Price Small Company Value Portfolio of
Venture Sub-account                                                      American Skandia Trust/AST T. Rowe Price Small Company
                                                                         Value Sub-account
----------------------------------------------------------------- ------ -----------------------------------------------------------

In the application to the SEC, American Skandia is seeking permission to allow transfers from the Replaced Portfolio/Sub-account to any other investment options available under the Annuity for a period of 60 days prior to any substitution without the imposition of any transfer fee. Under the proposed substitution, such transfers would not count in determining whether the maximum number of free transfers have been exceeded. Furthermore, under the proposed substitution, the transfer of Account Value from the Replaced Portfolio/Sub-account to the Substitute Portfolio/Sub-account would likewise not be subject to a transfer fee nor count in determining whether the maximum number of free transfers have been exceeded. The proposed substitution will not affect your rights or our obligations under the Annuity. American Skandia will bear any expenses in connection with the proposed substitution.

In anticipation of the proposed substitution, the Replaced Portfolio/Sub-accounts will no longer be offered as investment options in Annuities issued on or after January 4, 1999. Contract Owners with Account Value allocated to the Replaced Portfolio/Sub-account on January 4, 1999 may remain in the Sub-Account until the earliest to occur of: (1) the date they transfer Account Value out of the Replaced Portfolio/Sub-account; or (2) the date the proposed substitution is completed. Contract Owners who have a dollar-cost averaging, bank drafting, rebalancing or asset allocation program in effect as of January 4, 1999, that includes the Replaced Portfolio(s)/Sub-account(s), will be able to continue such pre-scheduled transactions until the date the proposed substitution is completed.